Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Line Items]
Fair Value of Financial Instruments

3. Fair Value of Financial Instruments

The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair value measurement at reporting date using
(in thousands)	(Level 1)(1)	(Level 2)(2)	(Level 3)(3)
March 31, 2023 (Unaudited)
Assets:
Cash equivalents:
Money market funds	$15,015	$—	$—
Marketable securities:
Corporate bonds	$—	$8,830	$—
U.S. agency securities	$—	$1,259	$—
Liabilities:
Preferred stock warrant liability	$—	$—	$1,814
Contingent shares liability	$—	$—	$2,196
December 31, 2022 (Audited)
Liabilities:
Preferred stock warrant liability	$—	$—	$1,507

____________

(1)      Level 1 fair value estimates are based on quoted prices in active markets for identical assets or liabilities.

(2)      Level 2 fair value estimates are based on observable inputs other than quoted prices in active markets for identical assets and liabilities or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

(3)      Level 3 fair value estimates are based on unobservable inputs not observable in the market. The Company utilized the Black-Scholes options pricing model to fair value the preferred stock warrant liability.

The following is a summary of the changes in fair value of the Company’s marketable securities as of March 31, 2023:

(in thousands)	Cost	Unrealized gain	Unrealized loss	Fair value
Available-for-sale marketable securities:
Current assets
Corporate bonds	$4,712	$12	$(3)	$4,721
U.S. agency securities	626	4	$—	630
Total	5,338	16	(3)	5,351
Long-term assets
Corporate bonds	4,113	7	(11)	4,109
U.S. agency securities	624	5	—	629
Total	4,737	12	(11)	4,738
Total available-for-sale marketable securities	$10,075	$28	$(14)	$10,089

As of March 31, 2023, available-for-sale securities consisted of investments that mature within approximately one to three years.

The fair value of the preferred stock warrants was calculated using the Black-Scholes option pricing model and is revalued to fair value at the end of each reporting period until the earlier of the exercise or expiration of the preferred stock warrants. The fair value of the warrant liabilities is estimated using the Black-Scholes option pricing model using the following assumptions:

As of
	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Expected volatility	65% – 69%	70% – 76%
Risk-free interest rate	3.88% – 4.03%	4.22% – 4.34%
Expected term (in years)	2.1 – 2.7	2.4 – 3.0
Expected dividend yield	—	—
Fair value of Series C convertible preferred stock	$2.15	$1.82

The table presented below is a summary of the changes in fair value of the Company’s preferred stock warrant liability (Level 3 measurement):

(in thousands)	Fair value of preferred stock warrant liability
Balance at January 1, 2022 (Unaudited)	$487
Change in fair value	1,020
Balance at December 31, 2022 (Audited)	1,507
Change in fair value	307
Balance at March 31, 2023 (Unaudited)	$1,814

During the three months ended March 31, 2023 and 2022, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, restricted cash, marketable securities, accounts receivable, accounts payable, and customer deposits approximate fair value due to their short-term nature. As of March 31, 2023, the fair value and carrying value of the Company’s Convertible Promissory Note (Note 6) was

$50.6 million and $49.7 million, respectively. As of December 31, 2022, the fair value and carrying value of the Company’s Series 2022-1 Notes was $21.0 million and $20.6 million, respectively. The estimated fair value for the Company’s Convertible Promissory Note and Series 2022-1 Notes was based on discounted expected future cash flows using prevailing interest rates which are Level 3 inputs under the fair value hierarchy.

4. Fair Value of Financial Instruments

The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair value measurement at reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
December 31, 2022:
Liabilities:
Preferred stock warrants	$—	$—	$1,507
December 31, 2021:
Liabilities
Preferred stock warrants	$—	$—	$487

The fair value of the preferred stock warrants was calculated using the Black-Scholes option pricing model and is revalued to fair value at the end of each reporting period until the earlier of the exercise or expiration of the preferred stock warrants. The fair value of the warrant liabilities is estimated using the Black- Scholes option pricing model using the following assumptions:

	As of December 31,
	2022	2021
Expected volatility	70% – 76%	55%
Risk-free interest rate	4.22% – 4.34%	1.12%
Expected life (in years)	2.4 – 3.0	3.4 – 3.9
Expected dividend yield	0.00%	0.00%
Fair value of Series C convertible preferred stock	$1.82	$0.46

The table presented below is a summary of the changes in fair value of the Company’s preferred stock warrant liability (Level 3 measurement):

(in thousands)	Fair value of preferred stock warrant liability
Balance at January 1, 2021	$295
Change in fair value	192
Balance at December 31, 2021	487
Change in fair value	1,020
Balance at December 31, 2022	$1,507

The table presented below is a summary of the changes in fair value of the Company’s derivative liability (Level 3 measurement):

(in thousands)	Fair value of derivative liability
Balance at January 1, 2021	$3,088
Fair value of changes in derivative liabilities	(68)
Derecognition of derivative liabilities	(3,020)
Balance at December 31, 2021*	$—

____________

*         As further explained in Note 11, in 2021, the Company sold Series D shares to investors and this qualified financing event triggered the conversion of all outstanding convertible notes and derivative instruments; as such, there was no derivative activity in the year ended December 31, 2022.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and customer deposits approximate fair value due to their short-term nature. As of December 31, 2022, the fair value and carrying value of the Company’s Series 2022-1 Notes (Note 9) was $21.0 million and $20.6 million, respectively. As of December 31, 2021, the fair value and carrying value of the Company’s Senior Bonds (Note 9) was $10.0 million and $9.4 million, respectively. The estimated fair value for the Company’s Series 2022-1 Notes and was based on discounted expected future cash flows using prevailing interest rates which are Level 3 inputs under the fair value hierarchy.

Roth CH Acquisition IV Co. [Member]
Fair Value of Financial Instruments [Line Items]
Fair Value of Financial Instruments

NOTE 8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	March 31, 2023
Assets:
Cash and Marketable securities held in Trust Account	1	$24,678,170	$24,601,832

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$24,678,170	$116,738,316